EARNINGS PER SHARE - Computation of basic and diluted loss per common share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNINGS PER SHARE
Net Loss	$ (1,845,170)	$ (23,738,837)	$ (6,747,453)
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, Basic	1,534,487	1,534,487	1,459,390
Weighted average number of ordinary share outstanding, Diluted	1,534,487	1,534,487	1,459,390
Loss per share, Basic	$ (1.20)	$ (15.47)	$ (4.62)
Loss per share, Diluted	$ (1.20)	$ (15.47)	$ (4.62)
Dilutive stocks	$ 0	$ 0	$ 0